EARNINGS/(LOSS) PER SHARE - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Basic (loss)/earnings per share (in dollars per share)	[1]	$ 0.01	$ (0.38)	$ 1.41
Diluted (loss)/earnings per share (in dollars per share)	[1]	$ 0.01	$ (0.38)	$ 1.35

[1]	Basic and diluted earnings/(loss) per share reflect the impact of the Company’s share consolidation for all periods presented. Refer to Note 8 for further details.